CASH AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
CASH AND RESTRICTED CASH

4. CASH AND RESTRICTED CASH

A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	December 31,
	2023	2024
	RMB	RMB
Cash	377,947	640,119
Restricted cash	4,502	10,396
Total cash and restricted cash shown in the consolidated statements of cash flows	382,449	650,515

The balances of restricted cash were mainly related to bank deposits for performance guarantee, which were restricted for use as of December 31, 2023 and 2024, and will be released from restriction within the next 12 months.